united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

Item 1. Reports to Stockholders.

Sage ESG Intermediate Credit ETF

GUDB

February 28, 2019

Semi-Annual Report

Advised by:
Sage Advisory Services LTD Co.
5900 Southwest Parkway
Building 1
Austin, TX 78735-6202

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.SageETFs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Sage ESG Intermediate Credit ETF

PORTFOLIO REVIEW (Unaudited)

February 28, 2019

The Fund’s performance figures(*) for the periods ended February 28, 2019, compared to its benchmark:

		One Year	Since Inception (a)
	Six Month	(Annualized)	(Annualized)
Sage ESG Intermediate Credit ETF	2.31%	3.17%	1.14%
Sage ESG Intermediate Credit ETF - Market Price	2.21%	3.32%	0.96%
Bloomberg Barclays U.S. Intermediate Credit Index **	2.47%	3.49%	1.42%
Sage ESG Credit Bonds Index ***	2.59%	3.77%	1.63%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual

**	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. Investors may not invest directly in an index.

***	The Sage ESG Credit Bonds Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the Adviser and Sustainalytics. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike an exchange traded fund (“ETF”), an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

(a)	Inception date is October 31, 2017.

Portfolio Composition as of February 28, 2019:

Sectors	Percentage of Net Assets
Banks	17.1%
Biotechnology	7.2%
Semiconductors	7.2%
Oil & Gas	6.3%
Electric	6.1%
Multi-National	6.0%
Pharmaceuticals	5.8%
Telecommunications	5.6%
Healthcare-Products	4.5%
Food	3.7%
Other Assets Less Liabilities	30.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Sage ESG Intermediate Credit ETF

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 98.4%
	AEROSPACE & DEFENSE - 2.3%
$138,000	Embraer Netherlands Finance BV	5.0500	6/15/2025	$146,937
67,000	Embraer Netherlands Finance BV	5.4000	2/1/2027	72,645
45,000	Northrop Grumman Corp.	3.2500	1/15/2028	43,080
75,000	Rockwell Collins, Inc.	3.2000	3/15/2024	73,596
				336,258
	BANKS - 17.1%
85,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4190	12/20/2028	82,091
143,000	Bank of America Corp., Quarterly US LIBOR +0.6300% *	3.4990	5/17/2022	144,056
5,000	Bank of America Corp., Quarterly US LIBOR +0.7800% *	3.5500	3/5/2024	5,023
145,000	Bank of America Corp.	4.0000	1/22/2025	145,458
143,000	Bank of America Corp.	4.4500	3/3/2026	145,810
148,000	Bank of New York Mellon Corp.	2.6000	8/17/2020	147,574
145,000	Bank of Nova Scotia	4.5000	12/16/2025	148,882
28,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	27,875
147,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	146,457
152,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +0.8210% *	2.8760	10/31/2022	149,855
40,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +0.9900% *	2.9050	7/24/2023	39,211
7,000	Goldman Sachs Group, Inc.	3.5000	11/16/2026	6,746
154,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.1580% *	3.8140	4/23/2029	149,840
10,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.3010% *	4.2230	5/1/2029	10,041
145,000	Kreditanstalt fuer Wiederaufbau	1.6250	3/15/2021	142,307
148,000	Morgan Stanley	2.6250	11/17/2021	146,162
145,000	Morgan Stanley	2.6500	1/27/2020	144,610
65,000	Morgan Stanley	3.1250	1/23/2023	64,557
47,000	Morgan Stanley	3.9500	4/23/2027	45,980
75,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	73,706
145,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	144,445
148,000	State Street Corp.	2.5500	8/18/2020	147,450
155,000	State Street Corp.	2.6500	5/19/2026	147,651
114,000	State Street Corp.	3.5500	8/18/2025	116,825
				2,522,612
	BEVERAGES - 1.0%
145,000	PepsiCo, Inc.	3.1000	7/17/2022	146,658

	BIOTECHNOLOGY - 7.2%
147,000	Biogen, Inc.	2.9000	9/15/2020	147,046
145,000	Biogen, Inc.	3.6250	9/15/2022	147,234
145,000	Celgene Corp.	2.8750	8/15/2020	144,570
159,000	Celgene Corp.	3.4500	11/15/2027	151,368
145,000	Celgene Corp.	3.5500	8/15/2022	145,795
145,000	Gilead Sciences, Inc.	2.5500	9/1/2020	144,626
41,000	Gilead Sciences, Inc.	3.2500	9/1/2022	41,253
146,000	Gilead Sciences, Inc.	3.6500	3/1/2026	145,845
				1,067,737
	COMMERCIAL SERVICES - 2.0%
146,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	149,060
142,000	S&P Global, Inc.	3.3000	8/14/2020	142,528
				291,588

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.4%
	COMPUTERS - 2.2%
$147,000	DXC Technology Co.	4.2500	4/15/2024	$147,094
140,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	144,712
30,000	Seagate HDD Cayman	4.8750	6/1/2027	28,020
				319,826
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
146,000	BlackRock, Inc.	3.2000	3/15/2027	143,778

	ELECTRIC - 6.1%
146,000	DTE Energy Co.	3.8000	3/15/2027	144,027
145,000	Exelon Corp.	2.8500	6/15/2020	144,537
150,000	Exelon Corp.	3.4970	6/1/2022	149,158
18,000	Exelon Generation Co. LLC	2.9500	1/15/2020	17,982
147,000	Exelon Generation Co. LLC	3.4000	3/15/2022	147,334
150,000	NSTAR Electric Co.	3.2000	5/15/2027	146,914
150,000	PSEG Power LLC	3.0000	6/15/2021	148,664
				898,616
	ELECTRONICS - 2.0%
150,000	Flex Ltd.	4.7500	6/15/2025	152,832
145,000	Keysight Technologies, Inc.	4.5500	10/30/2024	148,647
				301,479
	FOOD - 3.7%
24,000	General Mills, Inc.	3.7000	10/17/2023	24,249
185,000	Kellogg Co.	2.6500	12/1/2023	179,976
190,000	Kellogg Co.	4.3000	5/15/2028	191,244
148,000	McCormick & Co., Inc.	3.1500	8/15/2024	144,130
				539,599
	FOREST PRODUCTS & PAPER - 1.8%
120,000	Fibria Overseas Finance Ltd.	4.0000	1/14/2025	118,050
140,000	Fibria Overseas Finance Ltd.	5.5000	1/17/2027	145,426
				263,476
	HEALTHCARE-PRODUCTS - 4.5%
127,000	Abbott Laboratories	2.9000	11/30/2021	126,968
146,000	Abbott Laboratories	3.4000	11/30/2023	147,459
138,000	Medtronic, Inc.	2.5000	3/15/2020	137,746
147,000	Medtronic, Inc.	3.1500	3/15/2022	148,090
95,000	Medtronic, Inc.	3.5000	3/15/2025	96,591
				656,854
	HEALTHCARE-SERVICES - 2.0%
290,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	294,031

	HOUSEHOLD PRODUCTS/WARES - 0.6%
80,000	Kimberly-Clark Corp.	3.9500	11/1/2028	83,388

	INTERNET - 1.0%
145,000	eBay, Inc.	3.8000	3/9/2022	146,970

	MACHINERY - 1.1%
145,000	CNH Industrial NV	4.5000	8/15/2023	148,175
12,000	John Deere Capital Corp.	2.8000	3/6/2023	11,976
				160,151
	MEDIA - 2.0%
147,000	Comcast Corp.	3.0000	2/1/2024	145,523
149,000	Comcast Corp.	3.3000	2/1/2027	145,661
				291,184

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.4%
	MULTI-NATIONAL - 6.0%
$80,000	Asian Development Bank	2.0000	4/24/2026	$76,006
145,000	Asian Development Bank	2.6250	1/12/2027	143,116
16,000	Council Of Europe Development Bank	1.6250	3/16/2021	15,696
144,000	Council Of Europe Development Bank	1.8750	1/27/2020	143,018
75,000	European Investment Bank	2.2500	3/15/2022	74,323
146,000	Inter-American Development Bank	2.1250	1/18/2022	144,151
150,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	147,190
150,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	145,046
				888,546
	OIL & GAS - 6.3%
145,000	BP Capital Markets America, Inc.	3.2240	4/14/2024	145,666
35,000	BP Capital Markets PLC	2.3150	2/13/2020	34,845
147,000	BP Capital Markets PLC	3.0620	3/17/2022	147,423
146,000	BP Capital Markets PLC	3.5060	3/17/2025	147,409
150,000	BP Capital Markets PLC	3.7230	11/28/2028	152,997
150,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	146,730
133,000	ConocoPhillips Co.	4.9500	3/15/2026	145,825
				920,895
	PHARMACEUTICALS - 5.8%
152,000	AbbVie, Inc.	2.8500	5/14/2023	148,345
143,000	Allergan Funding SCS	3.0000	3/12/2020	142,961
80,000	Allergan Funding SCS	3.8000	3/15/2025	79,105
190,000	Bristol-Myers Squibb Co.	3.2500	2/27/2027	184,068
150,000	CVS Health Corp.	2.1250	6/1/2021	146,384
150,000	Pfizer, Inc.	1.9500	6/3/2021	147,684
				848,547
	PIPELINES - 2.5%
185,000	Andeavor Logistics LP	4.2500	12/1/2027	182,125
40,000	Andeavor Logistics LP	5.2500	1/15/2025	40,730
127,000	ONEOK, Inc.	7.5000	9/1/2023	144,486
				367,341
	REAL ESTATE - 1.0%
142,000	CBRE Services, Inc.	4.8750	3/1/2026	146,609

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.0%
145,000	HCP, Inc.	4.0000	12/1/2022	147,361

	RETAIL - 0.9%
140,000	Macy’s Retail Holdings, Inc.	3.4500	1/15/2021	139,432

	SEMICONDUCTORS - 7.2%
190,000	Analog Devices, Inc.	3.1250	12/5/2023	186,252
145,000	Intel Corp.	2.4500	7/29/2020	144,649
149,000	Intel Corp.	2.8750	5/11/2024	147,795
143,000	Intel Corp.	3.1000	7/29/2022	144,764
143,000	Lam Research Corp.	2.7500	3/15/2020	142,829
150,000	Lam Research Corp.	2.8000	6/15/2021	149,101
145,000	Lam Research Corp.	3.8000	3/15/2025	146,676
				1,062,066
	SOFTWARE - 2.0%
155,000	Citrix Systems, Inc.	4.5000	12/1/2027	148,780
150,000	Oracle Corp.	2.4000	9/15/2023	145,960
				294,740
	SOVEREIGN - 1.5%
150,000	Export Development Canada	1.3750	10/21/2021	145,437
80,000	Export Development Canada	2.5000	1/24/2023	79,644
				225,081

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.4%
	TELECOMMUNICATIONS - 5.6%
$140,000	AT&T, Inc.	4.6000	2/15/2021	$143,502
137,000	AT&T, Inc.	5.0000	3/1/2021	142,940
130,000	AT&T, Inc.	5.2000	3/15/2020	133,050
145,000	Cisco Systems, Inc.	2.4500	6/15/2020	144,591
75,000	Cisco Systems, Inc.	3.0000	6/15/2022	75,679
45,000	Vodafone Group PLC	3.7500	1/16/2024	44,887
148,000	Vodafone Group PLC	4.3750	5/30/2028	146,678
				831,327
	TRANSPORTATION - 1.0%
150,000	United Parcel Service, Inc.	2.5000	4/1/2023	147,557

	TOTAL BONDS (Cost $14,472,391)			14,483,707

	TOTAL INVESTMENTS - 98.4% (Cost $14,472,391)			$14,483,707
	OTHER ASSETS LESS LIABILITIES - 1.6%			229,787
	NET ASSETS - 100.0%			$14,713,494

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

*	Variable rate, rate shown represents the rate at February 28, 2019.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

February 28, 2019

ASSETS
Investment securities:
At cost	$14,472,391
At fair value	$14,483,707
Cash	141,338
Dividends and interest receivable	133,715
TOTAL ASSETS	14,758,760

LIABILITIES
Payable to related parties	6,027
Accrued expenses and other liabilities	39,239
TOTAL LIABILITIES	45,266
NET ASSETS	$14,713,494

Net Assets Consist Of:
Paid in capital	$14,855,190
Accumulated losses	(141,696)
NET ASSETS	$14,713,494

Net Asset Value Per Share:
Shares:
Net Assets	$14,713,494
Shares of beneficial interest outstanding (a)	300,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$49.04

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended February 28, 2019

INVESTMENT INCOME
Interest	$235,154
TOTAL INVESTMENT INCOME	235,154

EXPENSES
Investment advisory fees	14,399
Professional fees	18,187
Administrative services fees	14,436
Compliance officer fees	12,643
Custodian fees	8,036
Transfer agent fees	7,282
Printing and postage expenses	6,003
Accounting services fees	5,951
Trustees’ fees and expenses	4,740
Insurance expense	181
Other expenses	7,798
TOTAL EXPENSES	99,656
Less: Fees waived and expenses reimbursed by the Advisor	(74,457)
NET EXPENSES	25,199

NET INVESTMENT INCOME	209,955

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(38,981)
Net change in unrealized appreciation on investments	164,968
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	125,987

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$335,942

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018 *
FROM OPERATIONS
Net investment income	$209,955	$222,713
Net realized loss from investments	(38,981)	(131,349)
Net change in unrealized appreciation (depreciation) on investments	164,968	(153,652)
Net increase (decrease) in net assets resulting from operations	335,942	(62,288)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(199,290)
Total distributions paid **	(216,060)	—
Net decrease in net assets from distributions to shareholders	(216,060)	(199,290)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	14,855,190
Net increase in net assets from shares of beneficial interest	—	14,855,190

TOTAL INCREASE IN NET ASSETS	119,882	14,593,612

NET ASSETS
Beginning of Period	14,593,612	—
End of Period ***	$14,713,494	$14,593,612

SHARE ACTIVITY
Shares Sold	—	300,000
Net increase from share activity	—	300,000

*	The Sage ESG Intermediate Credit ETF commenced operations on October 31, 2017.

**	Distrtibutions from net investment income and net realized capital gains are combined for the six months ended February 28, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended August 31, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of Period includes distributions in excess of net investment income of $23,423 as of August 31, 2018.

See accompanying notes to financial statements.

10

Sage ESG Intermediate Credit ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the
	Six Months Ended	For the
	February 28, 2019	Period Ended
	(Unaudited)	August 31, 2018 (a)

Net asset value, beginning of period	$48.65	$50.00
Activity from investment operations:
Net investment income (b)	0.70	1.01
Net realized and unrealized gain (loss) on investments	0.41	(1.46)
Total from investment operations	1.11	(0.45)
Less distributions from:
Net investment income	(0.72)	(0.90)
Total distributions	(0.72)	(0.90)
Net asset value, end of period	$49.04	$48.65
Market price, end of period	$48.97	$48.63
Total return (c)(d)	2.31%	(0.78)%
Market Price Total return (c)(d)	2.21%	(0.92)%
Net assets, end of period (000s)	$14,713	$14,594
Ratio of gross expenses to average net assets (e)(f)	1.38%	1.93%
Ratio of net expenses to average net assets (e)	0.35%	0.35%
Ratio of net investment income to average net assets (e)	2.92%	2.46%
Portfolio Turnover Rate (c)	21%	65%

(a)	The Sage ESG Intermediate Credit ETF shares commenced operations on October 31, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Not annualized for periods less than one year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment

(e)	Annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

11

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2019

(1)	ORGANIZATION

The Sage ESG Intermediate Credit ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund commenced operations on October 31, 2017. The Fund is an actively managed exchange traded fund (“ETF”). The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies (other than those that are exchange-traded). Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds	$—	$14,483,707	$—	$14,483,707
Total	$—	$14,483,707	$—	$14,483,707

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax year ended August 31, 2018, or expected to be taken in the Fund’s August 31, 2019 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six month period ended February 28, 2019 amounted to $3,298,340 and $2,995,704, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sage Advisory Services LTD Co. serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.20% of its average daily net assets. For the six month period ended February 28, 2019, the Adviser earned $14,399 in investment management fees.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.,

For the six months ended February 28, 2019 the Adviser waived fees and reimbursed expenses in the amount of $74,457 in expenses to the Fund.

As of August 31, 2018, the total amount of expense reimbursement subject to recapture is $142,906, which is subject to recapture through August 31, 2021, pursuant ot the Waiver Agreement.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor” or “NLD“). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Advisor (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

BluGiant, LLC (“BluGiant”), Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor (as a part of the unitary fee).

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor (as a part of the unitary fee).

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades, which is payable to the Custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for Cash
Fee for In-Kind and Cash Purchases	Purchases*
$500	0.40%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(6)	FUND RISKS

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Cboe B2X Exchange, Inc. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2019

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes as of February 28, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$14,472,391	$78,878	$(67,562)	$11,316

The tax character of distributions paid during the fiscal period ended August 31, 2018 was as follows:

Fiscal Year Ended
August 31, 2018
Ordinary Income	$199,290
Long-Term Capital Gain	—
Return of Capital	—
$199,290

As of August 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$23,423	$—	$(131,349)	$—	$—	$(153,652)	$(261,578)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 131,349.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adapted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Sage ESG Intermediate Credit ETF
EXPENSE EXAMPLES (Unaudited)
February 28, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During the Period	During the Period
Actual	9/1/18	2/28/19	9/1/18 - 2/28/19*	9/1/18 - 2/28/19
	$1,000.00	$1,023.10	$1.76	0.35%

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During the Period	During the Period
(5% return before expenses)	9/1/18	2/28/19	9/1/18 - 2/28/19*	9/1/18 - 2/28/19
	$1,000.00	$1,023.06	$1.76	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-724-3911 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-724-3911.

Adviser
Sage Advisory Services LTD Co.
5900 Southwest Parkway
Building 1
Austin, TX 78735-6202

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/7/19